Schedule of Investments
May 31, 2022 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.82%

Beverages - 1.83%
PepsiCo, Inc.	2,900	486,475

Bottled & Canned Soft Drinks Carbonated Waters - 2.29%
Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	10,200	608,430

Canned, Frozen & Preserved Fruit, Veg & Food Supplies - 1.04%
Kraft Heinz Co.	7,300	276,159

Computer & Office Equipment - 3.74%
Cisco Systems, Inc.	10,300	464,015
International Business Machines Corp.	3,800	527,592

		991,607

Construction Machinery & Equip - 1.97%
Caterpillar, Inc.	2,425	523,436

Electric & Other Services Combined - 6.59%
Consolidated Edison, Inc.	6,750	670,005
Duke Energy Corp.	5,082	571,827
Exelon Corp.	10,300	506,245

		1,748,077

Electric Services - 10.03%
American Electric Power Co., Inc.	6,450	658,094
Constellation Energy Corp.	3,066	190,337
Entergy Corp.	4,800	577,536
NRG Energy, Inc.	13,160	605,886
Southern Co.	8,300	627,978

		2,659,831

Finance Services - 1.70%
Hercules Capital, Inc.	32,000	450,560

Fire, Marine & Casualty Insurance - 1.49%
Progressive Corp.	3,300	393,954

Gas & Other Services Combined- 1.93%
UGI Corp. (2)	12,000	512,880

Guided Missiles & Space Vehicles & Parts - 2.12%
Lockheed Martin Corp.	1,275	561,140

National Commercial Banks - 4.90%
JPMorgan Chase & Co.	3,650	482,640
Regions Financial Corp.	37,000	817,330

		1,299,970

Natural Gas Transmission - 2.33%
Kinder Morgan, Inc.	31,400	618,266

Paper Mills - 1.98%
Schweitzer-Mauduit International, Inc. (2)	19,400	526,128

Petroleum Refining- 4.62%
BP PLC ADR	15,000	485,550
Chevron Corp.	4,230	738,812

		1,224,362

Pharmaceutical Preparations - 15.60%
AbbVie, Inc.	6,350	935,800
Bristol Myers Squibb Co.	6,970	525,886
Johnson & Johnson	2,500	448,825
Merck & Co., Inc.	7,490	689,304
Organon & Co.	8,300	315,068
Pfizer, Inc.	14,900	790,296
Viatris, Inc.	35,300	433,131

		4,138,310

Plastic Materials, Synth Resins & Nonvulcan Elastomers- 1.61%
Dow, Inc.	6,300	428,274

Retail - Drug Stores and Proprietary Stores - 4.48%
CVS Health Corp.	6,400	619,200
Walgreens Boots Alliance, Inc.	13,000	569,790

		1,188,990

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.55%
Garmin Ltd. (Switzerland)	3,900	411,918

Semiconductors & Related Devices - 3.67%
Broadcom, Inc.	865	501,812
Texas Instruments, Inc.	2,670	471,949

		973,761

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.39%
Procter & Gamble Co.	4,282	633,222

Surgical & Medical Instruments & Apparatus - 1.41%
3M Co.	2,500	373,225

Telephone Communications (No Radio Telephone) - 3.45%
BCE, Inc.	7,400	402,930
Verizon Communications, Inc.	10,000	512,900

		915,830

Trucking & Courier Services (No Air) - 2.10%
United Parcel Service, Inc. Class B	3,050	555,863

Total Common Stock	(Cost $ 16,757,248 )	22,500,668

Real Estate Investment Trusts - 8.48%

Crown Castle International Corp.	2,700	512,055
Digital Realty Trust, Inc.	3,400	474,606
Iron Mountain, Inc.	12,000	646,800
W. P. Carey, Inc.	7,320	615,905

Total Real Estate Investment Trusts	(Cost $ 1,481,788)	2,249,366

Money Market Registered Investment Companies - 6.46%
Federated Treasury Obligation Fund - Institutional Shares - 0.66% (3)	1,714,484	1,714,484

Total Money Market Registered Investment Companies	(Cost $ 1,714,484)	1,714,484

Total Investments - 99.76%	(Cost $ 19,953,520)	26,464,518

Other Assets less Liabilities - .24%		63,127

Total Net Assets - 100.00%		26,527,645

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$26,464,518	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$26,464,518	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2022